UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)

Common Stocks 95.9%
Consumer Discretionary 14.2%
Auto Components 0.9%
Spartan Motors, Inc.	13,800	156,354
Superior Industries International, Inc.	15,300	215,730
TRW Automotive Holdings Corp.*	12,500	141,250

		513,334
Distributors 0.2%
Core-Mark Holding Co., Inc.*	5,000	130,300
Diversified Consumer Services 1.2%
Pre-Paid Legal Services, Inc.*	6,600	287,694
Regis Corp.	9,900	172,359
Steiner Leisure Ltd.*	7,600	232,028

		692,081

Hotels Restaurants & Leisure 0.9%
CEC Entertainment, Inc.*	6,600	194,568
Cracker Barrel Old Country Store, Inc.	6,400	178,560
Jack in the Box, Inc.*	4,000	89,800
The Steak n Shake Co.*	12,200	106,628

		569,556
Household Durables 1.9%
Centex Corp.	12,300	104,058
Jarden Corp.*	6,700	125,625
KB HOME	15,900	217,512
Meritage Homes Corp.*	11,100	209,346
Snap-on, Inc.	4,800	137,952
Tupperware Brands Corp.	14,300	372,086

		1,166,579
Internet & Catalog Retail 0.5%
NutriSystem, Inc.	7,900	114,550
PetMed Express, Inc.* (a)	12,100	181,863

		296,413
Leisure Equipment & Products 1.2%
JAKKS Pacific, Inc.*	25,700	329,731
Polaris Industries, Inc. (a)	7,500	240,900
Smith & Wesson Holding Corp.*	23,000	130,640

		701,271
Media 0.8%
Ascent Media Corp. "A"*	8,000	212,640
Interpublic Group of Companies, Inc.*	54,100	273,205

		485,845
Multiline Retail 0.2%
Big Lots, Inc.*	6,200	130,386
Specialty Retail 3.4%
Aeropostale, Inc.*	5,400	185,058
Cabela's, Inc.* (a)	15,700	193,110
Cato Corp. "A"	8,900	155,216
Children's Place Retail Stores, Inc.*	4,900	129,507
Citi Trends, Inc.*	6,400	165,632
Foot Locker, Inc.	14,900	156,003
Genesco, Inc.*	5,300	99,481
hhgregg, Inc.*	6,700	101,572
Hot Topic, Inc.*	7,200	52,632
Jo-Ann Stores, Inc.* (a)	8,100	167,427
Jos. A. Bank Clothiers, Inc.*	2,400	82,704
RadioShack Corp.	9,300	129,828
Rent-A-Center, Inc.*	6,300	112,329
Systemax, Inc.*	7,500	89,325
The Finish Line, Inc. "A"	13,800	102,396
The Wet Seal, Inc. "A"*	28,800	88,416

		2,010,636
Textiles, Apparel & Luxury Goods 3.0%
Carter's, Inc.*	9,300	228,873
Deckers Outdoor Corp.*	2,800	196,756
Fossil, Inc.*	12,000	288,960
Maidenform Brands, Inc.*	11,200	128,464
Timberland Co. "A"*	10,700	141,989

True Religion Apparel, Inc.*	4,800	107,040
UniFirst Corp.	5,700	211,869
Volcom, Inc.*	4,900	61,250
Wolverine World Wide, Inc.	18,900	416,934

		1,782,135
Consumer Staples 2.6%
Food & Staples Retailing 1.1%
Great Atlantic & Pacific Tea Co., Inc.* (a)	29,500	125,375
Pantry, Inc.*	13,500	224,100
Spartan Stores, Inc.	11,300	140,233
Winn-Dixie Stores, Inc.*	14,300	179,322

		669,030
Food Products 0.4%
Cal-Maine Foods, Inc.	5,100	127,296
Diamond Foods, Inc.	4,000	111,600

		238,896
Personal Products 1.1%
American Oriental Bioengineering, Inc.* (a)	20,700	109,503
Herbalife Ltd.	16,900	533,026

		642,529
Energy 8.0%
Energy Equipment & Services 3.8%
Atwood Oceanics, Inc.*	13,300	331,303
Cal Dive International, Inc.*	21,100	182,093
CARBO Ceramics, Inc. (a)	5,200	177,840
Dawson Geophysical Co.*	4,200	125,370
Dresser-Rand Group, Inc.*	17,300	451,530
GulfMark Offshore, Inc.*	5,400	149,040
Hornbeck Offshore Services, Inc.*	6,400	136,896
Natural Gas Services Group*	10,100	134,330
Rowan Companies, Inc.	16,100	311,052
Tidewater, Inc.	6,500	278,655

		2,278,109
Oil, Gas & Consumable Fuels 4.2%
Alon USA Energy, Inc.	7,900	81,765
Bill Barrett Corp.*	18,700	513,502
Delek US Holdings, Inc.	15,200	128,896
Frontier Oil Corp.	4,700	61,617
Frontline Ltd. (a)	6,700	163,212
Harvest Natural Resources, Inc.*	19,100	84,231
Holly Corp.	6,500	116,870
SandRidge Energy, Inc.*	19,500	166,140
Southern Union Co.	34,600	636,294
Tesoro Corp.	8,800	112,024
VAALCO Energy, Inc.*	50,600	214,038
Western Refining, Inc.* (a)	12,800	90,368
World Fuel Services Corp.	4,100	169,043

		2,538,000
Financials 18.3%
Capital Markets 3.2%
Evercore Partners, Inc. "A"	11,100	218,004
GAMCO Investors, Inc. "A"	3,900	189,150

Knight Capital Group, Inc. "A"*	33,000	562,650
MF Global Ltd.*	12,200	72,346
optionsXpress Holdings, Inc.	6,800	105,604
Stifel Financial Corp.*	3,800	182,742
SWS Group, Inc.	32,400	452,628
TradeStation Group, Inc.*	13,400	113,364

		1,896,488
Commercial Banks 5.3%
Banco Latinoamericano de Comercio Exterior SA "E"	8,700	108,141
BancorpSouth, Inc.	7,800	160,134
Bank of Hawaii Corp.	6,700	240,061
Bank of the Ozarks, Inc.	11,300	244,419
Community Bank System, Inc. (a)	23,600	343,616
FirstMerit Corp.	17,270	293,245
FNB Corp. (a)	19,500	120,705
International Bancshares Corp.	11,300	116,503
NBT Bancorp., Inc.	4,400	95,524
PrivateBancorp., Inc.	6,800	151,232
Republic Bancorp., Inc. "A"	4,600	103,914
Simmons First National Corp. "A"	4,200	112,224
TowneBank	8,700	121,800
Trustmark Corp.	17,000	328,440
UMB Financial Corp.	4,000	152,040
United Bankshares, Inc. (a)	12,800	250,112
Wintrust Financial Corp.	12,100	194,568

		3,136,678
Consumer Finance 1.5%
Advance America Cash Advance Centers, Inc.	16,300	72,209
Cash America International, Inc.	8,600	201,154
Dollar Financial Corp.*	5,000	68,950
EZCORP, Inc. "A"*	15,600	168,168
First Cash Financial Services, Inc.*	11,400	199,728
World Acceptance Corp.* (a)	9,900	197,109

		907,318
Insurance 4.9%
Allied World Assurance Co. Holdings Ltd.	12,600	514,458
American Financial Group, Inc.	23,000	496,340
American Physicians Capital, Inc.	4,700	184,052
AMERISAFE, Inc.*	9,200	143,152
Aspen Insurance Holdings Ltd.	13,200	294,888
CNA Surety Corp.*	9,200	124,108
Delphi Financial Group, Inc. "A"	4,800	93,264
Employers Holdings, Inc.	12,800	173,440
First American Corp.	10,700	277,237
Meadowbrook Insurance Group, Inc.	16,100	105,133
Old Republic International Corp.	5,900	58,115
Platinum Underwriters Holdings Ltd.	16,600	474,594

		2,938,781
Real Estate Investment Trusts 3.4%
Ashford Hospitality Trust (REIT)	34,500	96,945
Capstead Mortgage Corp. (REIT)	33,100	420,701
DuPont Fabros Technology, Inc. (REIT)	14,600	137,532
First Industrial Realty Trust, Inc. (REIT) (a)	38,600	167,910
iStar Financial, Inc. (REIT) (a)	43,200	122,688

Potlatch Corp. (REIT)	12,900	313,341
PS Business Parks, Inc. (REIT)	10,900	527,996
Sunstone Hotel Investors, Inc. (REIT)	25,900	138,565
Tanger Factory Outlet Centers, Inc. (REIT)	4,000	129,720

		2,055,398
Health Care 9.0%
Biotechnology 0.5%
Cubist Pharmaceuticals, Inc.*	8,700	159,471
Martek Biosciences Corp.*	7,800	164,970

		324,441
Health Care Equipment & Supplies 2.2%
CryoLife, Inc.*	14,600	80,884
Cyberonics, Inc.* (a)	30,800	512,204
STERIS Corp.	9,100	237,328
SurModics, Inc.*	11,000	248,930
The Cooper Companies, Inc.	10,300	254,719

		1,334,065
Health Care Providers & Services 3.3%
Centene Corp.*	12,900	257,742
Emergency Medical Services Corp. "A"*	5,500	202,510
Ensign Group, Inc.	7,400	105,302
Gentiva Health Services, Inc.*	11,300	185,998
Health Management Associates, Inc. "A"*	38,500	190,190
Health Net, Inc.*	10,600	164,830
Healthspring, Inc.*	8,300	90,138
Kindred Healthcare, Inc.*	19,800	244,926
LHC Group, Inc.*	6,000	133,260
Magellan Health Services, Inc.*	2,100	68,922
Molina Healthcare, Inc.*	4,900	117,208
Sun Healthcare Group, Inc.*	13,700	115,628
Universal American Financial Corp.*	10,700	93,304

		1,969,958
Life Sciences Tools & Services 1.1%
Mettler-Toledo International, Inc.*	3,800	293,170
PAREXEL International Corp.*	10,400	149,552
PerkinElmer, Inc.	13,100	227,940

		670,662
Pharmaceuticals 1.9%
Endo Pharmaceuticals Holdings, Inc.*	11,200	200,704
Medicines Co.*	16,100	135,079
Par Pharmaceutical Companies, Inc.*	9,800	148,470
Questcor Pharmaceuticals, Inc.*	23,400	117,000
Sepracor, Inc.*	20,500	355,060
ViroPharma, Inc.*	25,200	149,436

		1,105,749
Industrials 16.5%
Aerospace & Defense 0.4%
AAR Corp.*	16,700	268,035
Air Freight & Logistics 0.3%
UTI Worldwide, Inc.*	14,900	169,860
Airlines 0.2%
Hawaiian Holdings, Inc.*	24,700	148,694

Building Products 1.4%
AAON, Inc.	5,000	99,600
Ameron International Corp.	2,300	154,192
Apogee Enterprises, Inc.	25,400	312,420
Griffon Corp.*	8,300	69,056
Universal Forest Products, Inc.	5,300	175,377

		810,645
Commercial Services & Supplies 3.5%
ABM Industries, Inc.	12,200	220,454
Comfort Systems USA, Inc.	23,300	238,825
Deluxe Corp.	7,400	94,794
EnergySolutions, Inc.	22,100	203,320
G & K Services, Inc. "A"	5,900	124,785
GeoEye, Inc.*	5,500	129,580
Knoll, Inc.	15,500	117,490
The Brink's Co.	10,100	293,203
The Geo Group, Inc.*	8,900	165,362
United Stationers, Inc.*	7,500	261,600
Viad Corp.	14,200	244,524

		2,093,937
Construction & Engineering 0.6%
EMCOR Group, Inc.*	16,800	338,016
Electrical Equipment 1.3%
Encore Wire Corp.	8,100	172,935
General Cable Corp.*	6,200	232,996
GT Solar International, Inc.* (a)	18,600	98,952
Powell Industries, Inc.*	1,800	66,726
Thomas & Betts Corp.*	3,100	89,466
Woodward Governor Co.	4,600	91,080

		752,155
Industrial Conglomerates 0.8%
Raven Industries, Inc.	11,000	281,600
Tredegar Corp.	12,800	170,496

		452,096
Machinery 5.2%
AGCO Corp.*	6,800	197,676
Badger Meter, Inc.	4,400	180,400
CIRCOR International, Inc.	6,100	144,021
Crane Co.	7,800	174,018
Dynamic Materials Corp.	6,400	123,392
Federal Signal Corp.	12,700	97,155
Force Protection, Inc.*	12,200	107,848
FreightCar America, Inc.	5,600	94,136
Graham Corp.	10,100	134,330
Harsco Corp.	7,000	198,100
Middleby Corp.*	6,200	272,304
Nordson Corp.	1,700	65,722
RBC Bearings, Inc.*	7,700	157,465
SPX Corp.	5,600	274,232
Timken Co.	18,000	307,440
Valmont Industries, Inc.	3,900	281,112
Wabtec Corp.	10,300	331,351

		3,140,702

Marine 0.3%
Kirby Corp.*	5,500	174,845
Professional Services 1.8%
Administaff, Inc.	5,800	134,966
Corporate Executive Board Co.	11,100	230,436
Exponent, Inc.*	8,100	198,531
ICF International, Inc.*	6,300	173,817
Monster Worldwide, Inc.*	14,200	167,702
Watson Wyatt Worldwide, Inc. "A"	5,000	187,650

		1,093,102
Road & Rail 0.2%
Marten Transport Ltd.*	6,500	134,940
Trading Companies & Distributors 0.5%
Beacon Roofing Supply, Inc.*	12,400	179,304
GATX Corp.	5,600	144,032

		323,336
Information Technology 19.1%
Communications Equipment 3.8%
ADTRAN, Inc. (a)	16,100	345,667
Arris Group, Inc.*	24,100	293,056
BigBand Networks, Inc.*	21,900	113,223
Black Box Corp.	11,100	371,517
Cogo Group, Inc.*	20,800	124,176
Comtech Telecommunications Corp.*	8,200	261,416
DG Fastchannel, Inc.*	14,400	263,520
Starent Networks Corp.* (a)	13,900	339,299
Tekelec*	11,500	193,545

		2,305,419
Computers & Peripherals 1.4%
Diebold, Inc.	8,500	224,060
Lexmark International, Inc. "A"*	12,900	204,465
Netezza Corp.*	22,400	186,368
Synaptics, Inc.* (a)	5,900	228,035

		842,928
Electronic Equipment, Instruments & Components 2.4%
MTS Systems Corp.	12,900	266,385
Multi-Fineline Electronix, Inc.*	9,900	211,860
Plexus Corp.*	5,500	112,530
ScanSource, Inc.* (a)	9,400	230,488
SYNNEX Corp.*	11,200	279,888
Tech Data Corp.*	9,900	323,829

		1,424,980
Internet Software & Services 1.8%
Digital River, Inc.*	2,900	105,328
EarthLink, Inc.*	25,600	189,696
IAC/InterActiveCorp.*	9,500	152,475
j2 Global Communications, Inc.*	10,600	239,136
MercadoLibre, Inc.*	6,200	166,656
VistaPrint Ltd.*	6,000	255,900

		1,109,191
IT Services 2.7%
Acxiom Corp.	9,500	83,885
Broadridge Financial Solutions, Inc.	10,600	175,748
CSG Systems International, Inc.*	10,500	139,020

Gartner, Inc.*	7,000	106,820
Global Cash Access Holdings, Inc.*	21,700	172,732
Heartland Payment Systems, Inc.	11,300	108,141
Sapient Corp.*	27,600	173,604
Syntel, Inc.	7,000	220,080
TeleTech Holdings, Inc.*	13,900	210,585
Wright Express Corp.*	8,200	208,854

		1,599,469
Semiconductors & Semiconductor Equipment 3.2%
Actel Corp.*	8,500	91,205
Exar Corp.*	12,800	92,032
Intersil Corp. "A"	19,700	247,629
MKS Instruments, Inc.*	13,000	171,470
National Semiconductor Corp.	26,500	332,575
PMC-Sierra, Inc.*	23,500	187,060
Semtech Corp.*	4,700	74,777
Sigma Designs, Inc.* (a)	17,200	275,888
Skyworks Solutions, Inc.*	19,900	194,622
Standard Microsystems Corp.*	5,800	118,610
Tessera Technologies, Inc.*	4,700	118,863

		1,904,731
Software 3.8%
ACI Worldwide, Inc.*	7,200	100,512
Compuware Corp.*	35,100	240,786
Fair Isaac Corp. (a)	6,800	105,128
Lawson Software, Inc.*	31,400	175,212
MicroStrategy, Inc. "A"*	8,300	416,826
Net 1 UEPS Technologies, Inc.*	13,800	187,542
Novell, Inc.*	43,900	198,867
SPSS, Inc.*	5,700	190,209
Take-Two Interactive Software, Inc.* (a)	20,400	193,188
TeleCommunication Systems, Inc. "A"*	38,500	273,735
TIBCO Software, Inc.*	23,200	166,344

		2,248,349
Materials 5.7%
Chemicals 2.2%
American Vanguard Corp.	9,500	107,350
Arch Chemicals, Inc.	10,500	258,195
Ashland, Inc.	3,500	98,175
Innophos Holdings, Inc.	7,900	133,431
LSB Industries, Inc.*	8,500	137,445
NewMarket Corp.	3,900	262,587
Sensient Technologies Corp.	8,000	180,560
Stepan Co.	3,200	141,312

		1,319,055
Containers & Packaging 0.7%
Bway Holding Co.*	6,900	120,957
Pactiv Corp.*	10,200	221,340
Rock-Tenn Co. "A"	2,700	103,032

		445,329
Metals & Mining 1.8%
Coeur d'Alene Mines Corp.* (a)	35,700	439,110
Compass Minerals International, Inc.	2,800	153,748

Horsehead Holding Corp.*	11,800	87,910
Kaiser Aluminum Corp.	1,800	64,638
Reliance Steel & Aluminum Co.	8,100	310,959

		1,056,365
Paper & Forest Products 1.0%
Glatfelter	18,400	163,760
Louisiana-Pacific Corp.*	39,000	133,380
MeadWestvaco Corp.	12,600	206,766
Schweitzer-Mauduit International, Inc.	4,200	114,282

		618,188
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.3%
Cogent Communications Group, Inc.*	9,100	74,165
Premiere Global Services, Inc.*	8,200	88,888

		163,053
Wireless Telecommunication Services 0.1%
USA Mobility, Inc.	6,500	82,940
Utilities 2.1%
Electric Utilities 0.8%
UIL Holdings Corp.	21,700	487,165
Independent Power Producers & Energy Traders 0.8%
Mirant Corp.*	29,800	469,052
Multi-Utilities 0.5%
PNM Resources, Inc.	25,600	274,176

Total Common Stocks (Cost $52,991,694)		57,435,391
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.8%
US Treasury Obligation
US Treasury Bills, 0.15% **, 9/17/2009 (b) (Cost $468,833)	469,000	468,815
	Shares	Value ($)

Securities Lending Collateral 7.2%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $4,307,400)	4,307,400	4,307,400
Cash Equivalents 3.5%
Cash Management QP Trust, 0.27% (c) (Cost $2,058,839)	2,058,839	2,058,839
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $59,826,766) †	107.4	64,270,445
Other Assets and Liabilities, Net	(7.4)	(4,403,208)

Net Assets	100.0	59,867,237

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $60,233,477. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $4,036,968. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,903,282 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,866,314.

(a)					All or a portion of these securities were on loan .The value of all securities loaned at June 30, 2009 amounted to $4,123,359 which is 6.9% of net assets.
(b)					At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At June 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

Russell E-Mini 2000 Index	9/18/2009	52	2,715,670	2,637,440	(78,230)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)	$ 57,435,391	$ -	$ -	$ 57,435,391
Short-Term Investments(e)	4,307,400	2,527,654	-	6,835,054
Total	$ 61,742,791	$ 2,527,654	$ -	$ 64,270,445

Liabilities
Derivatives(f)	(78,230)	-	-	(78,230)
Total	$ (78,230)	$ -	$ -	$ (78,230)
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (78,230)

Futures. The Fund is subject to equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009